Summary of Significant Accounting Policies (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Impairments related to property, plant and equipment		$ 0	$ 0	$ 0
Number of fixed price contracts | item		6
Sale and Purchase Agreement Term of Agreement		20 years
Sale and Purchase Agreement Number of Unaffiliated Counterparties | item		6
Asset Retirement Obligation		$ 0
Provision for income taxes		0
Entity Not Subject to Income Taxes, Difference in Bases, Amount		303,900,000
Designated as Hedging Instrument [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Derivative instruments designated as cash flow hedges		$ 0	$ 0
Sabine Pass LNG Terminal [Member] | Maximum [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Property Lease Term		90 years
Tax Sharing Agreement [Member] | Cheniere [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Income Taxes Paid, Net	$ 0	$ 0